Federal Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Income Taxes [Abstract]
Effective tax rate	21.00%	18.00%	(10.00%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	21.00%	21.00%	21.00%
Net operating loss carryforwards	$ 1,300
Tax credit carryforward, valuation allowance	0
Unrecognized tax benefits, that, if recognized, would impact income tax expense and effective tax rate	45
Possible decrease in unrecognized tax benefits	8
Recognized interest and penalty expense related to uncertain tax positions	0	$ 0	$ 0
Accrued interest and penalty expense related to unrecognized tax benefits	$ 0	$ 0